SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Common shares, authorized	$ 125,000,000	$ 125,000,000
Common shares, authorized (in shares)	125,000,000	125,000,000
Share capital, par value (in dollars per share)	$ 1	$ 1
Common shares, issued	$ 93,468,000	$ 93,404,000
Common shares, issued (in shares)	93,468,000	93,404,000	93,260,000	85,225,000